CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating Activities:
Net income	$ 147		$ 375		$ 260
Adjustments to reconcile net income to net cash provided by operating activities:
Extraordinary gain on the acquisition of a business, net of tax			(2)		(4)
Loss (gain) on initial consolidation of subsidiaries			4		(12)
Equity in income of investment in unconsolidated affiliates	(8)		(7)		(8)
Depreciation and amortization	424		408		416
Provision for losses (gains) on accounts receivable	2		4		(4)
Loss (gain) on disposal of businesses/assets, net	5				(38)
Loss on early extinguishment of debt	51		80		7
Noncash interest expense	23		45		51
Noncash restructuring and impairment charges	13		15		60
Deferred income taxes	56		76		40
Noncash loss (gain) on foreign currency transactions	31		11		(32)
Noncash compensation	28		26		22
Other, net			(4)		(1)
Changes in operating assets and liabilities:
Accounts and notes receivable	(11)				(121)
Inventories	77		(248)		(161)
Prepaid expenses	(11)		(3)		(4)
Other current assets	23		(1)		(87)
Other noncurrent assets	(113)		103		2
Accounts payable	(24)		134		13
Accrued liabilities	(39)		41		108
Other noncurrent liabilities	60		(197)		(75)
Net cash provided by operating activities	734		860		432
Investing Activities:
Capital expenditures	(471)		(412)		(330)
Proceeds from settlements treated as reimbursement of capital expenditures					3
Cash received from unconsolidated affiliates	71		82		32
Investment in unconsolidated affiliates	(104)		(127)		(26)
Acquisition of businesses, net of cash acquired	(66)		(18)		(34)
Cash assumed in connection with the initial consolidation of a variable interest entity					28
Proceeds from sale of businesses/assets	2		6		48
Increase in receivable from affiliate	(48)		(108)		(57)
Other, net	2		(1)		(1)
Net cash used in investing activities	(614)		(578)		(337)
Financing Activities:
Net repayments under revolving loan facilities	(4)		(15)		(2)
Net (repayments) on borrowings overdraft facilities	(9)		2		9
Repayments of short-term debt	(18)		(53)		(187)
Borrowings on short-term debt	15				162
Repayments of long-term debt	(840)		(694)		(408)
Proceeds from issuance of long-term debt	979		405		98
Repayments of notes payable to affiliate			(139)		(105)
Proceeds from notes payable to affiliate	177		299		105
Repayments of notes payable	(40)		(37)		(34)
Borrowings on notes payable	35		34		35
Debt issuance costs paid	(11)		(11)		(7)
Call premiums related to early extinguishment of debt	(4)		(2)		(6)
Dividends paid to parent	(96)		(96)		(79)
Dividends paid to noncontrolling interest					(9)
Excess tax benefit related to stock-based compensation	1		4		10
Other, net	3		(3)
Net cash provided by (used in) financing activities	188		(306)		(418)
Effect of exchange rate changes on cash	(3)		3		(7)
Increase (decrease) in cash and cash equivalents	305		(21)		(330)
Cash and cash equivalents at beginning of period	210	[1]	231		561
Cash and cash equivalents at end of period	515	[1],[2]	210	[1]	231
Supplemental cash flow information:
Cash paid for interest	205		209		205
Cash paid for income taxes	$ 44		$ 129		$ 44

[1]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."
[2]	At March 31, 2014 and December 31, 2013, respectively, $34 and $39 of cash and cash equivalents, $9 each of restricted cash, $47 and $41 of accounts and notes receivable (net), $64 and $54 of inventories, $4 and $3 of other current assets, $363 and $369 of property, plant and equipment (net), $16 and $17 of intangible assets (net), $30 and $28 of other noncurrent assets, $85 and $73 of accounts payable, $30 and $32 of accrued liabilities, $179 and $183 of current portion of debt, $59 and $64 of long-term debt, and $43 and $45 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 5. Variable Interest Entities."